Share Capital and Share Premium (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Summary of Share Capital and Share Premium

	2024	2023	2022
	(in thousands)
	£	£	£
Share capital	5,681	2,114	2,095
Share premium	146,146	141,306	141,108
	151,827	143,420	143,203

	Number	Number	Number
	(in thousands)
Issued share capital comprises:
Ordinary shares of £0.04 each	142,037	52,860	52,373
	142,037	52,860	52,373

Summary of Movement in the Share Capital

	Number of shares	Share capital	Share premium
	(in thousands)
		£	£
Fully paid shares:
Balance at December 31, 2022	52,373	2,095	141,108
Exercise of share options	79	3	1
Issue of share capital	408	16	197
Balance at December 31, 2023	52,860	2,114	141,306
Exercise of share options	149	6	1
Issue of share capital	89,028	3,561	4,839
Balance at December 31, 2024	142,037	5,681	146,146